Commitments	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments [Abstract]
Commitments
26	Commitments

Commitments are mainly in respect of committed future leases, purchase obligations, short-term leases and other service arrangements (all mainly denominated in United States dollar).

As at December 31, 2025, the projected future payments are as follows:

US $ in millions
2026	340.2
2027	395.4
2028	740.9
2029	785.4
2030 and thereafter	3,300.0
5,561.9

The above schedule includes the Group’s commitments in respect of the following agreements:

(a)
In August 2022, the Company announced a long-term agreement with Shell NA LNG, LLC for the purpose of supply marine liquefied natural gas (LNG). The agreement, committing the parties for a period of ten years, secures the supply of LNG for the Company’s ten 15,000 TEU LNG-fueled vessels.

(b)
In September 2024, the Company entered into a second long-term agreement with Shell NA LNG, LLC to secure the supply of marine liquefied natural gas (LNG) for some of its 8,000 TEU LNG-fueled vessels, for a period of up to ten years commencing 2025.

(c)
In November 2024, the Company entered into an agreement for the charter of four new-build 8,000 TEU scrubber-fitted container vessels, for periods ranging between five to seven years, scheduled to be delivered during the second half of 2026 and the first half of 2027.

(d)	In respect of additional charter agreements the Company entered into during 2025, see also Note 1(ii)(c).